Statement of Income (Including Gross Margin)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Sales Revenue, Goods, Net	$ 2,204,863	2,554,333,000	1,338,690,000	1,373,379,000
Cost of Goods Sold	1,071,630	1,241,483,000	702,851,000	441,416,000
Gross Profit	1,133,233	1,312,850,000	635,839,000	931,963,000
Selling, General and Administrative Expense	613,976	711,290,000	1,444,790,000	2,701,781,000
Research and Development Expense	221,376	256,464,000	170,506,000	283,237,000
Operating Expenses	835,352	967,754,000	1,615,296,000	2,985,018,000
Operating Income (Loss)	297,881	345,096,000	(979,457,000)	(2,053,055,000)
Interest income	63	72,000	44,000	52,000
Interest Expense	202,759	234,896,000	230,784,000	231,489,000
Nonoperating Gains (Losses)	(402)	(466,000)	(21,605,000)	(14,660,000)
Income (expense) on foreign currency trasnslation, net	2,644	3,063,000	(53,520,000)	(148,378,000)
Gain (Loss) on Sale of Subsidiary	(1,238)	(1,434,000)
Other Nonoperating Income (Expense)	52,242	60,527,000	(128,036,000)	(49,878,000)
Nonoperating Income (Expense)	(149,450)	(173,134,000)	(433,901,000)	(444,353,000)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	148,431	171,962,000	(1,413,358,000)	(2,497,408,000)
Income (Loss) attributable to non-controlling interest			171,130,000	235,924,000
Net Income (Loss) Available to Common Stockholders, Basic	148,431	171,962,000	(1,242,228,000)	(2,261,484,000)
Foreign exchange translation gain during the period	(77,703)	(90,024,000)	28,084,000	66,351,000
Comprehensive Income (Loss)	$ 70,728	81,938,000	(1,214,144,000)	(2,195,133,000)
Earnings Per Share, Basic	$ 0.004	5	(40)	(71)
Weighted Average Number of Shares Outstanding, Basic	36,483,197	36,483,197	35,094,156	35,094,156
Earnings Per Share, Diluted	$ 0.004	5	(40)	(71)
Weighted Average Number of Shares Outstanding, Diluted	36,483,197	36,483,197	35,094,156	35,094,156